FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
26.	FINANCIAL INSTRUMENTS

(a)	Financial Risk Management

Financial instruments of the company consist primarily of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities and long-term debt. Financial instruments of the company also include derivatives which the company uses to reduce its exposure to currency and price risk associated with its revenues, energy costs and long-term debt.

The company has exposure to risk from its financial instruments, specifically credit risk, market risk (including currency, price and interest rate risk) and liquidity risk.

(i)	Credit Risk

Credit risk is the risk of financial loss to the company if a customer or counterparty to a financial instrument fails to meet its contractual obligation. This risk derives principally from the company’s receivables from customers and derivative counterparties.

Accounts Receivable

The company is exposed to credit risk on accounts receivable from its customers who are mainly in the newspaper publishing, commercial printing and paper manufacturing businesses. The company manages its credit risk principally through credit policies, which include the analysis of the financial positions of its customers and the regular review of their credit limits. The company also subscribes to credit insurance for substantially all of its receivables, periodically purchases accounts receivable puts on certain customers, and obtains bank letters of credit for some export market customers.

Aging of receivables were as follows:

	Successor
	As at December 31,
	2014	2013
Trade receivables, gross
Current	$88.6	$96.3
Past due 1-30 days	2.9	7.5
Past due 31-90 days	1.1	1.2
Past due over 90 days	9.5	1.4
	102.1	106.4
Allowance for doubtful accounts	(2.3)	(1.8)
Trade receivables, net	99.8	104.6
Other receivables, including sales tax recoverables	11.1	11.9
Accounts receivable (note 9)	$110.9	$116.5

The movement in the allowance for doubtful accounts in respect of trade receivables were as follows:

	Successor
	As at December 31,
	2014	2013
Balance, beginning of period	$1.8	$2.2
Increase (decrease) in provision	0.5	(0.4)
Balance, end of period (note 9)	$2.3	$1.8

Derivatives

The company is also exposed to credit risk with counterparties to the company’s derivative financial instruments. The credit risk arises from the potential for a counterparty to default on its contractual obligations, and is limited to those contracts where the company would incur a cost to replace a defaulted transaction. The company manages this risk by diversifying through counterparties that are of strong credit quality, normally major financial institutions.

(ii)	Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, commodity prices and interest rates will affect the company’s cash flows or the value of its financial instruments (e.g., fixed interest long-term debt).

Currency risk

For the year ended December 31, 2014, the company was exposed to the risk that future cash flows will fluctuate as substantially all of the company’s sales and accounts receivable are denominated in U.S. dollars, while only a portion of its costs and payables were denominated in or referenced to U.S. dollars. The company was also exposed to the fluctuations in the fair value of its debt denominated in U.S. dollars. The company used foreign currency options and forward contracts to partially hedge trade receivables and anticipated future sales denominated in foreign currencies as well as U.S. dollar denominated debt.

For the year ended December 31, 2014, the company’s hedging policy for anticipated sales and accounts receivable included 0% to 67% of 0- to 12-month and 0% to 25% of 13- to 24-month U.S. dollar net exposure. Hedges were layered in over time, increasing the portion of sales or accounts receivable hedged as it gets closer to the expected date of the sale or collection of the accounts receivable. The company’s hedging policy for its U.S. dollar denominated debt includes 0% to 60% of U.S. dollar net exposure. Future U.S. dollar revenues also provide a partial natural hedge for U.S. dollar denominated debt.

Price risk

The company’s policy allows for hedges of newsprint and pulp to be placed on anticipated sales, and hedges of old newsprint to be placed on anticipated purchases and allows for anticipated purchases at 0% to 70% of 0- to 12-month, 0% to 60% of 13- to 24-month and 0% to 30% of 25- to 36-month of the net exposure for oil and natural gas.

Interest rate risk

The fair value of the company’s fixed-rate debt or the future cash flows of variable-rate debt or fixed-to-floating interest swaps may fluctuate because of changes in market interest rates. The company’s policy is to keep the majority of its term debt on a fixed-rate basis, but to allow for the placing of some fixed-to-floating swaps at rates considered acceptable.

Sensitivity analysis for derivative positions and variable rate debt

				Effect from increase in rate or price		Effect from decrease in rate or price
As at December 31, 2014	Currency and notional amount		Change in rate or price	Net earnings (loss)	Other comprehensive income	Net earnings (loss)	Other comprehensive income
Revenue hedges Currency risk (US$/CDN$)	US$	105.0	5%	$2.3	–	$(3.6)	–
Commodity hedges Price risk (commodities)	US$	0.4	5%	–	–	–	–
Natural gas hedges Price risk (commodities)	CDN$	0.8	5%	–	–	–	–
ABL Facility Interest risk (annualized)	CDN$	29.4	100 bps	(0.2)	–	0.2	–

(iii)	Liquidity risk

Liquidity risk is the risk that the company will not be able to meet its financial obligations as they fall due. The company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due over the next 12 to 24 months, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the company’s reputation.

The company’s principal cash requirements are for interest payments on its debt, capital expenditures and working capital needs. The company uses its operating cash flows, ABL Facility and cash balances to maintain its liquidity. Internal forecasts are regularly prepared that include earnings, capital expenditures, cash flows, cash or revolver drawings, and sensitivities for major assumptions. The internal forecasts include borrowing base availability and covenant compliance. The company also monitors the maturities of its long-term debt and assesses refinancing costs and risks in deciding when to refinance debt in advance of its maturity.

(b)	Revenue Risk Management Instruments

Foreign currency options and forward contracts outstanding to sell U.S. dollars were as follows:
	Options
	Purchased US$ put		Sold US$ call
Term	Notional amount	Average rate US$/CDN$	Notional amount	Average rate US$/CDN$
As at December 31, 2014 0 to 11 months	$105.0	0.9082	$105.0	0.8562

At period-end exchange rates, the net amount the company would incur to settle the above contracts and options is $2.0 million (December 31, 2013 - $nil). At December 31, 2014, purchased US dollar put options and sold US dollar call options are marked to market, and the related gains and losses are recognized in other income.

At December 31, 2014, commodity swap agreements are outstanding to fix the sales price of 500 metric tonnes of NBSK pulp within the next month. These contracts are reported at their fair value which was $nil at December 31, 2014 (December 31, 2013 - $nil), with related gains and losses recognized in other income.

(c)	Cost Risk Management Instruments
Options
	Sold		Purchased
	GJ	Average rate	GJ	Average rate
Term	(millions)	CDN$/GJ	(millions)	CDN$/GJ
As at December 31, 2014 0 to 3 months	0.2	$3.55	0.2	$4.85

As at December 31, 2014, commodity options are outstanding to fix the sales price of 180,000 Gigajoules of natural gas within the next three months. These contracts are reported at their fair value which was negative $0.1 at December 31, 2014 (December 31, 2013 - $nil), with related gains and losses recognized in other income.